Subsequent Events (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 05, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Ordinary shares repurchased value			$ 16,798	$ 7,971
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares repurchased		49,555
Ordinary shares repurchased value		$ 2,257
Global Share Incentive Plan (2013) [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Options approved for grant during period not yet issued	137,759